Shareholder Fees (USD $)	12 Months Ended
Oct. 31, 2012
Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Tax-Exempt Money Market Fund | Vanguard Tax-Exempt Money Market Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20